                           As filed with the Securities and Exchange Commission on January 8, 2006
                           File Nos. 333-09341, 811-7739

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                       ----------------------------------

                                   FORM N1-A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No.            [_]

         Post-Effective Amendment No.  19       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

         Amendment No. 21                       [X]

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                          HARDING, LOEVNER FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                        200 Clarendon Street, 18th Floor
                          Boston, Massachusetts 02116
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: 1-877-435-8105

                            Rainer L.C. Frost, Esq.
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116
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                    (Name and Address of Agent for Service)

                                With a copy to:
                               Jon S. Rand, Esq.
                                    Dechert
                             30 Rockefeller Plaza,
                            New York, NY 10112-2200
                          (legal counsel for the Fund)
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Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a) (1)
[X] 75 days after filing, pursuant to paragraph (a) (2)
[ ] On (date) pursuant to paragraph (a) (2) of Rule 485.

PROSPECTUS                                                       March   , 2007

SUBJECT TO COMPLETION. PRELIMINARY PROSPECTUS DATED [              ]. The
information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]
HARDING o LOEVNER(R)

FAMILY OF MUTUAL FUNDS

[ ] International Small Companies Portfolio

      Institutional Class

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.

                                                   Harding, Loevner Funds, Inc.
                                                           P.O. Box 642, OPS 22
                                                          Boston, MA 02117-0642
                                                              Fax: 617-937-3051

                    1.877.435.8105 o www.hardingloevner.com

TABLE OF CONTENTS

International Small Companies Portfolio ...........................   2

Principal Investment Strategies and Risks .........................   4

Management of the Fund ............................................   8

Shareholder Information ...........................................   9

Distribution of Fund Shares .......................................  14

Financial Highlights ..............................................  14

Privacy Notice ....................................................  15

Availability of Additional Information about the Fund ............. Back Cover

                     INTERNATIONAL SMALL COMPANIES PORTFOLIO

o     INVESTMENT OBJECTIVE

      The International Small Companies Portfolio (the "Portfolio") seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States. Companies considered to be small are those with a market capitalization below US$3 billion.

o     PRINCIPAL INVESTMENT STRATEGY
      The Portfolio invests in equity securities of small companies based outside the U.S., including companies in emerging as well as developed markets. Harding, Loevner Management, L.P. ("Harding Loevner"), the investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to their intrinsic value. The Portfolio normally holds 50-200 investments across at least 12 countries. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency.

o     PRINCIPAL RISKS
      As with any mutual fund, you could lose money on your investment in the International Small Companies Portfolio. Your investment is subject to the following principal risks:

            o MARKET RISK: Investments in the Portfolio may lose value due to a general downturn in stock markets.

            o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly-available information about a foreign issuer.

            o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

            o SMALL COMPANY RISK: The securities of smaller companies have historically exhibited more volatility with a lower degree of liquidity than large companies.

o     PORTFOLIO PERFORMANCE
      Performance history will be available for the Institutional Class of the Portfolio after it has been in operation for one calendar year.

o     PORTFOLIO FEES AND EXPENSES:
      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio.

      SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
      Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Institutional Class shares.

                    -------------------------------------
                    REDEMPTION FEE
                    (as a percentage
                    of amount redeemed           2.00(1)
                    -------------------------------------

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS):

                    -------------------------------------
                    Management Fee               1.25%
                    -------------------------------------
                    Distribution (12b-1) Fee     None
                    -------------------------------------
                    Other Expenses               0.__%(2)
                    -------------------------------------
                    TOTAL ANNUAL CLASS
                    OPERATING EXPENSES           1._%(3)
                    -------------------------------------

      (1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased. See Purchase and Redemption of Shares for further information.

      (2) This table and the example below reflect estimated expenses for the current fiscal year.

      (3) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 1.75% (on an annualized basis) of the average daily net assets of the Portfolio.

o     EXAMPLE

      This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR                     3 YEARS

         $---                       $---

                    PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently has five separate diversified portfolios (each, a "Portfolio"), each of which has its own investment objective, strategy and policies. The Fund is advised by Harding, Loevner Management, L.P. ("Harding Loevner"). There is no assurance that a Portfolio will achieve its investment objective.

INVESTMENT PROCESS

Harding Loevner manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process consists of four stages: (1) Initial Quantitative Screens to identify companies for qualification and further research; (2) Intensive Research into the businesses of qualified candidates; (3) Valuation of securities of potential investments; and (4) Construction of a diversified portfolio from the most promising opportunities.

To qualify companies for more intensive research, Harding Loevner surveys companies in the investment universe in an effort to identify potential candidates that have (i) good prospects for near- and long-term growth in sales, earnings and dividends; (ii) high-quality management, with a proven record of success and respect for interests of shareholders; (iii) financial strength, in terms of free cash flow and available borrowing capacity; and (iv) durable competitive advantages that enable them to earn high margins that can be sustained over time.

Companies that appear qualified on these criteria are then examined more intensively. Using primary and secondary sources, including management interviews; contact with trade associations, competitors and suppliers; and visits to company facilities and trade shows, financial models are constructed. The intrinsic values of the companies' securities are determined from discounted cash flow and economic value-added models, market valuation of industry peers, and industry-related corporate merger and acquisition activity.

Based upon their business forecasts and evaluation of investment potential, the relative price performance of stocks under coverage is predicted. Expectations for future business performance ("milestones") are set out for companies that are deemed attractive for purchase.

In constructing the Portfolio, the portfolio manager selects among the analyzed securities, taking into consideration their predicted relative price performance, the timeliness and investment potential, the implication for portfolio risk of their selection, and the requirement to observe portfolio diversification guidelines. A holding is reduced or removed from the Portfolio if and when, in the judgment of the portfolio manager, it (i) grows to too large a proportion of the Portfolio, in terms of its impact on portfolio risk;
(ii) becomes substantially overpriced in relation to its estimated intrinsic value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities.

The investment objectives, policies and risks of the International Small Companies Portfolio are detailed below. Except as otherwise indicated, the Fund's Board of Directors may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the Portfolio. However, the Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the Portfolio (a "majority vote").

INTERNATIONAL SMALL COMPANIES PORTFOLIO

The International Small Companies Portfolio's investment objective is to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States. Companies considered to be small are those with a market capitalization below US$3 billion.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, securities convertible into such common stocks (including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), collectively, "Depositary Receipts"), closed-end investment companies (investment companies that invest in the types of securities in which the Portfolio would normally invest), and rights and warrants issued by small companies that are based outside the United States. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed US$3 billion, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies.

The Portfolio will normally invest broadly in the available universe of equity securities of small companies domiciled in at least 12 countries in the following groups: (1) Europe, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom; (2) the Pacific Rim, including Australia, Hong Kong, Japan, New Zealand, and Singapore; (3) Canada; and (4) countries with "emerging markets," generally considered to include all other countries except those noted above and the United States. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, Depositary Receipts will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets in which the Portfolio invests, or the variability of cash flows into and out of the Portfolio.

OTHER INVESTMENT STRATEGIES

The Portfolio also may invest up to 20% of its assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes and may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities that are rated below investment grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality as determined by Harding Loevner.

Harding Loevner does not generally hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

RISKS ASSOCIATED WITH THE PORTFOLIOS' INVESTMENT POLICIES AND TECHNIQUES

The share price of the Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment to decline are described below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and which could prevent the Portfolio from achieving its investment objective.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of the Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. The Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their U.S. income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also "Shareholder Information-Tax Considerations" below.

Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Small Companies. Investment in small companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if the Portfolio wants to sell a large quantity of a small company's shares, it may have to sell it at a lower price than it believes is reflective of the value of the shares, or it may have to sell them in smaller quantities than desired and over a period of time. Small companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about small companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks.

OTHER RISKS

High Yield/High Risk Securities. The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities rated lower than Baa by Moody's or BBB by S&P, or of equivalent quality as determined by Harding Loevner (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may invest up to 10% of its total assets in securities rated B or lower by Moody's or S&P, or of equivalent quality. The Portfolio may not invest in securities rated C by Moody's or D by S&P, or the equivalent, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. The Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, the Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit the Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, the Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Derivatives and Hedging. The Portfolio uses derivative instruments (collectively, "Derivatives"), such as futures, for hedging purposes and to increase overall return for the Portfolio. These investment practices may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent Harding Loevner's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. The Portfolio may purchase or sell options. The sale of put and call options could result in losses to the Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions that are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent the Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value and possibly income. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information ("SAI"), which may be obtained by following the instructions at the back of this Prospectus.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and might be difficult to resell.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of October 31, 2006, Harding Loevner managed approximately $4 billion in assets. Harding Loevner is located at 50 Division Street, Suite 401, Somerville, NJ 08876.

Subject to the direction and authority of the Fund's Board of Directors, Harding Loevner provides investment advisory services to the International Small Companies Portfolio pursuant to an Investment Advisory Agreement, dated _________. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio, and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to the Portfolio. For its services, Harding Loevner receives an advisory fee from the Portfolio, as set forth in the table below.

       -----------------------------------------------------------------
                                                 FEE (as a % of average
                    PORTFOLIO                       daily net assets)
       -----------------------------------------------------------------
       International Small Companies Portfolio            1.25%
       -----------------------------------------------------------------

The advisory fee paid by the Portfolio is higher than that charged by most funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolio. Harding Loevner may make payments from its own resources to parties that provide recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also "Distribution of Fund Shares" below.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory contracts for the Fund is available in the Fund's annual reports to shareholders for the period ended October 31, 2006.

PORTFOLIO MANAGEMENT

Robert Cresci is a portfolio manager and analyst. As an analyst, he focuses on global ex-U.S. small cap equities. Mr. Cresci graduated from Boston College University in 1985, and received an MBA in Finance from Fordham University in 1992. He joined Sagitta Asset Management Ltd. as a portfolio manager in 1997. In 2005, he became the CEO and CIO of Arethusa Management, LLP. Mr. Cresci joined Harding Loevner in 2006.

Mr. Cresci serves as the primary portfolio manager of the Portfolio and has primary responsibility for day-to-day portfolio management. Mr. Cresci has held his position since the Portfolio's inception in April 2007.

Additional information regarding the portfolio manager's compensation, management of other funds and ownership of the Fund can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures regarding disclosure of the Fund's portfolio securities is available in the SAI. Complete lists of the Portfolio's holdings are published quarterly on Harding Loevner's website, as of the date of the last day of the previous calendar quarter.

                             SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of each class of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern Standard Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a "Business Day"). Each Class of the Portfolio determines its net asset value per share by subtracting that Class's liabilities (including accrued expenses and dividends payable) from the total value of the portion of the Portfolio's investments attributable to that Class and other assets and dividing the result by the total issued and outstanding shares of the Class.

The foreign securities in the Portfolio may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio may change on days when shareholders will not be able to buy or sell their shares.

For purposes of calculating the Portfolio's net asset value, securities are valued as follows:

      o all portfolio securities listed on the Nasdaq Stock Market ("NASDAQ") and for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP issued immediately after the close of trading on NASDAQ (or, if the NOCP is corrected, at the last corrected NOCP issued on or before at 5:15 PM Eastern Time), or if the NOCP is not available, at the highest closing bid price published;
      o all portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price;
      o deposits and repurchase agreements are valued at their cost plus accrued interest unless Harding Loevner determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets;
      o U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices;
      o Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange, subject to the fair valuation procedures described below;
      o securities that are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market;
      o corporate bonds, municipal bonds and foreign bonds are valued at the latest bid price; o short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument;
      o the value of assets for which market quotations are not readily available, such as when a foreign market is closed, or for which market quotations are not reliable due to events that occur after the close of a market that are likely to affect security valuations, will be determined in good faith by Harding Loevner at fair value, under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolio. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. Use of fair value pricing could cause the Portfolio to value securities higher or lower than a fund that uses market quotations, which could cause the net asset value per share to differ significantly from the net asset value per share that would have been calculated using current market value. The use of fair value pricing is intended to decrease the opportunities for persons to engage in "time zone arbitrage," i.e. trading by investors seeking to take advantage of staleness of closing prices in foreign markets, which could affect the NAV of the Portfolio; and
      o quotations of foreign securities denominated in a foreign currency are converted to a U.S. Dollar-equivalent at exchange rates obtained from an automated pricing service at the mean price.

PURCHASE AND REDEMPTION OF SHARES

PURCHASES. There is no sales charge imposed by the Fund. The minimum initial investment in the Institutional Class of the Portfolio is $100,000; additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Portfolio reserves the right to waive the minimum initial investment amount.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees or other different or additional fees, 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Portfolio.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made on any Business Day. The Portfolio offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

You may purchase shares of the Portfolio utilizing the following methods:

WIRE TRANSFER: Purchases of shares may be made by wire transfer of Federal funds. Quasar Distributors, LLC ("Quasar") serves as exclusive distributor of shares of the Fund's Portfolio. Share purchase orders are effective on the date when Quasar receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with Investors Bank & Trust Company (the "Transfer Agent") as set forth below. The shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions are:

                   INVESTORS BANK & TRUST COMPANY, BOSTON, MA
                                ABA#: 011-001-438
                      ACCOUNT NAME: HLF - PURCHASE ACCOUNT
                              ACCOUNT #: 933333333
                     REFERENCE: HARDING, LOEVNER FUNDS, INC.
                (DESIGNATE THE PORTFOLIO AND CLASS, IF APPLICABLE)

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at (877) 435-8105 as soon as possible, but no later than 4:00 p.m. Eastern Standard Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio, and if applicable, which class is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

CHECK: A check used to purchase shares in the Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for Portfolio purchases should be sent to the Fund's Transfer Agent at:

REGULAR MAIL:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

OVERNIGHT DELIVERY:

INVESTORS BANK & TRUST COMPANY
ATTN: HARDING, LOEVNER FUNDS, INC.
200 CLARENDON ST., OPS 22
BOSTON, MA  02116

The Fund reserves the right in its sole discretion (i) to suspend or modify the offering of the Portfolio's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

REDEMPTIONS. The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. Eastern Standard Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by wire within one to seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund's behalf. The Portfolio will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Portfolio's net asset value next computed after they are received in good order by an authorized broker or the broker's authorized designee and accepted by the Fund.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions) and by disrupting portfolio management strategies. Accordingly, the Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund uses fees on short-term redemptions to discourage frequent purchases and redemptions of Fund shares and fair value pricing of securities to eliminate the opportunity for time zone arbitrage. A redemption fee of 2% of the value of the shares redeemed is imposed on shares of the Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to discourage frequent trading in the Portfolio or, to the extent that frequent trading occurs, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee is paid to the Portfolio. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolio, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

The short-term redemption fee does not apply to transactions in 401(k) or 403(b) accounts and certain other retirement plans. The short-term redemption fee also does not apply to transactions by accounts participating in certain wealth management programs (including wrap programs) that have represented to the Fund that (i) their investment strategy is not expected to result in frequent trading; and (ii) they have adopted procedures reasonably designed to detect and deter frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. These intermediaries may currently be unable to assess redemption fees. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by investors participating in such omnibus accounts.

Other than the redemption fee assessed on short-term redemptions, as described above, there is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund. When a shareholder's account balance falls below $25,000 due to redemption, the Portfolio may close the account. Such shareholders will be notified if the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to Investors Bank and include a signature guaranteed by a national bank that is a member firm of any national or regional securities exchange (a "Signature Guarantee"). If the guarantor institution belongs to a Medallion Signature Program, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

      o     wishes to sell more than $100,000 worth of shares;
      o     wishes to change its authorized agent;
      o     wishes to change the address of record;
      o wishes to change the account designated to receive redemption proceeds;
      o requests that a check be mailed to a different address than the record address; or
      o requests that redemption proceeds be paid to someone other than the account owner.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

EXCHANGE PRIVILEGE. Institutional Class shares may be exchanged for other Institutional Class or Institutional Emerging Markets Portfolio shares based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The Institutional Class of the International Equity Portfolio and the Global Equity Portfolio minimum amounts of $100,000 and the Institutional Emerging Markets Portfolio minimum amount of $5,000,000 would still apply. An exchange order is treated the same as a redemption (on which any taxable gain or loss may be realized) followed by a purchase. Investors who wish to make exchange requests should telephone the Transfer Agent (toll-free) at (877) 435-8105.


DIVIDENDS

The Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES. The Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by the Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES. The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions from the Portfolio that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o Investors Bank & Trust, P.O. Box 642, Boston, Massachusetts 02117-0642 or by calling the Fund (toll-free) at (877) 435-8105.

                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and Quasar.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, the Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by Harding Loevner. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

                              FINANCIAL HIGHLIGHTS

Financial Highlights for the Institutional Class of the International Small Companies Portfolio will be available after the Institutional Class of the International Small Companies Portfolio has completed its first fiscal year.

                                 PRIVACY NOTICE


The Fund collects nonpublic personal information about you from the following sources:

      o Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

      o Information that results from any transaction performed by us for you.


THE FUND WILL NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT YOU OR ITS FORMER CUSTOMERS TO ANYONE EXCEPT AS PERMITTED OR REQUIRED BY LAW.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards to guard your nonpublic personal information.

                         HARDING, LOEVNER FUNDS, INC.

-------------------------------------------------------------------------------




                                                         Investment Company Act

                                                           file number 811-7739

                                                             HLFPEAINST-G 12/06

PROSPECTUS                                                       March   , 2007

SUBJECT TO COMPLETION. PRELIMINARY PROSPECTUS DATED [ ]. The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]
HARDING o LOEVNER(R)

FAMILY OF MUTUAL FUNDS

[ ] International Small Companies Portfolio

      Investor Class

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.

                                                   Harding, Loevner Funds, Inc.
                                                           P.O. Box 642, OPS 22
                                                          Boston, MA 02117-0642
                                                              Fax: 617-937-3051

                    1.877.435.8105 o www.hardingloevner.com

TABLE OF CONTENTS


International Small Companies Portfolio ............................    2

Principal Investment Strategies and Risks ..........................    4

Management of the Fund .............................................    8

Shareholder Information ............................................    9

Distribution of Fund Shares ........................................   14

Financial Highlights ...............................................   14

Privacy Notice .....................................................   15

Availability of Additional Information about the Fund .............. Back Cover

                     INTERNATIONAL SMALL COMPANIES PORTFOLIO

o     INVESTMENT OBJECTIVE
      The International Small Companies Portfolio (the "Portfolio") seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States. Companies considered to be small are those with a market capitalization below US$3 billion.

o     PRINCIPAL INVESTMENT STRATEGY
      The Portfolio invests in equity securities of small companies based outside the U.S., including companies in emerging as well as developed markets. Harding, Loevner Management, L.P. ("Harding Loevner"), the investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to their intrinsic value. The Portfolio normally holds 50-200 investments across at least 12 countries. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency.

o     PRINCIPAL RISKS
      As with any mutual fund, you could lose money on your investment in the International Small Companies Portfolio. Your investment is subject to the following principal risks:

            o MARKET RISK: Investments in the Portfolio may lose value due to a general downturn in stock markets.

            o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly-available information about a foreign issuer.

            o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

            o SMALL COMPANY RISK: The securities of smaller companies have historically exhibited more volatility with a lower degree of liquidity than large companies.

o     PORTFOLIO PERFORMANCE
      Performance history will be available for the Investor Class of the Portfolio after it has been in operation for one calendar year.

o     PORTFOLIO FEES AND EXPENSES:
      This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Portfolio.

      SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
      Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Investor Class shares.

                    -------------------------------------------
                    REDEMPTION FEE (as a
                    percentage of amount
                    redeemed                         2.00%(1)
                    -------------------------------------------

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM INVESTOR CLASS ASSETS):

                    -------------------------------------------
                    Management Fee                   1.25%
                    -------------------------------------------
                    Distribution (12b-1) Fee         0.25%
                    -------------------------------------------
                    Other Expenses                   0.__%(2)
                    -------------------------------------------
                    TOTAL ANNUAL CLASS
                    OPERATING EXPENSES               1._%(3)
                    -------------------------------------------

      (1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased. See Purchase and Redemption of Shares for further information.

      (2) This table and the example below reflect estimated expenses for the current fiscal year.

      (3) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 1.75% (on an annualized basis) of the average daily net assets of the Portfolio.

o     EXAMPLE
      This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR                     3 YEARS

         $---                       $---

                    PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently has five separate diversified portfolios (each, a "Portfolio"), each of which has its own investment objective, strategy and policies. The Fund is advised by Harding, Loevner Management, L.P. ("Harding Loevner"). There is no assurance that a Portfolio will achieve its investment objective.

INVESTMENT PROCESS

Harding Loevner manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process consists of four stages: (1) Initial Quantitative Screens to identify companies for qualification and further research; (2) Intensive Research into the businesses of qualified candidates; (3) Valuation of securities of potential investments; and (4) Construction of a diversified portfolio from the most promising opportunities.

To qualify companies for more intensive research, Harding Loevner surveys companies in the investment universe in an effort to identify potential candidates that have (i) good prospects for near- and long-term growth in sales, earnings and dividends; (ii) high-quality management, with a proven record of success and respect for interests of shareholders; (iii) financial strength, in terms of free cash flow and available borrowing capacity; and (iv) durable competitive advantages that enable them to earn high margins that can be sustained over time.

Companies that appear qualified on these criteria are then examined more intensively. Using primary and secondary sources, including management interviews; contact with trade associations, competitors and suppliers; and visits to company facilities and trade shows, financial models are constructed. The intrinsic values of the companies' securities are determined from discounted cash flow and economic value-added models, market valuation of industry peers, and industry-related corporate merger and acquisition activity.

Based upon their business forecasts and evaluation of investment potential, the relative price performance of stocks under coverage is predicted. Expectations for future business performance ("milestones") are set out for companies that are deemed attractive for purchase.

In constructing the Portfolio, the portfolio manager selects among the analyzed securities, taking into consideration their predicted relative price performance, the timeliness and investment potential, the implication for portfolio risk of their selection, and the requirement to observe portfolio diversification guidelines. A holding is reduced or removed from the Portfolio if and when, in the judgment of the portfolio manager, it (i) grows to too large a proportion of the Portfolio, in terms of its impact on portfolio risk;
(ii) becomes substantially overpriced in relation to its estimated intrinsic value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities.

The investment objectives, policies and risks of the International Small Companies Portfolio are detailed below. Except as otherwise indicated, the Fund's Board of Directors may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the Portfolio. However, the Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the Portfolio (a "majority vote").

INTERNATIONAL SMALL COMPANIES PORTFOLIO

The International Small Companies Portfolio's investment objective is to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States. Companies considered to be small are those with a market capitalization below US$3 billion.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, securities convertible into such common stocks (including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), collectively, "Depositary Receipts"), closed-end investment companies (investment companies that invest in the types of securities in which the Portfolio would normally invest), and rights and warrants issued by small companies that are based outside the United States. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed US$3 billion, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies.

The Portfolio will normally invest broadly in the available universe of equity securities of small companies domiciled in at least 12 countries in the following groups: (1) Europe, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom; (2) the Pacific Rim, including Australia, Hong Kong, Japan, New Zealand, and Singapore; (3) Canada; and (4) countries with "emerging markets," generally considered to include all other countries except those noted above and the United States. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, Depositary Receipts will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets in which the Portfolio invests, or the variability of cash flows into and out of the Portfolio.

OTHER INVESTMENT STRATEGIES

The Portfolio also may invest up to 20% of its assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes and may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities that are rated below investment grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality as determined by Harding Loevner.

Harding Loevner does not generally hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

RISKS ASSOCIATED WITH THE PORTFOLIOS' INVESTMENT POLICIES AND TECHNIQUES

The share price of the Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment to decline are described below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and which could prevent the Portfolio from achieving its investment objective.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of the Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. The Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their U.S. income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also "Shareholder Information-Tax Considerations" below.

Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Small Companies. Investment in small companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if the Portfolio wants to sell a large quantity of a small company's shares, it may have to sell it at a lower price than it believes is reflective of the value of the shares, or it may have to sell them in smaller quantities than desired and over a period of time. Small companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about small companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks.

OTHER RISKS

High Yield/High Risk Securities. The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities rated lower than Baa by Moody's or BBB by S&P, or of equivalent quality as determined by Harding Loevner (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may invest up to 10% of its total assets in securities rated B or lower by Moody's or S&P, or of equivalent quality. The Portfolio may not invest in securities rated C by Moody's or D by S&P, or the equivalent, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. The Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, the Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit the Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, the Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Derivatives and Hedging. The Portfolio uses derivative instruments (collectively, "Derivatives"), such as futures, for hedging purposes and to increase overall return for the Portfolio. These investment practices may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent Harding Loevner's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. The Portfolio may purchase or sell options. The sale of put and call options could result in losses to the Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions that are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent the Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value and possibly income. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information ("SAI"), which may be obtained by following the instructions at the back of this Prospectus.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and might be difficult to resell.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of October 31, 2006, Harding Loevner managed approximately $4 billion in assets. Harding Loevner is located at 50 Division Street, Suite 401, Somerville, NJ 08876.

Subject to the direction and authority of the Fund's Board of Directors, Harding Loevner provides investment advisory services to the International Small Companies Portfolio pursuant to an Investment Advisory Agreement, dated _________. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio, and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to the Portfolio. For its services, Harding Loevner receives an advisory fee from the Portfolio, as set forth in the table below.

        ----------------------------------------------------------------
                                                    FEE (as a % of
                   PORTFOLIO                    average daily net assets
        ----------------------------------------------------------------
        International Small Companies Portfolio          1.25%
        ----------------------------------------------------------------

The advisory fee paid by the Portfolio is higher than that charged by most funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolio. Harding Loevner may make payments from its own resources to parties that provide recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also "Distribution of Fund Shares" below.

ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory contracts for the Fund is available in the Fund's annual reports to shareholders for the period ended October 31, 2006.

PORTFOLIO MANAGEMENT

Robert Cresci is a portfolio manager and analyst. As an analyst, he focuses on global ex-U.S. small cap equities. Mr. Cresci graduated from Boston College University in 1985, and received an MBA in Finance from Fordham University in 1992. He joined Sagitta Asset Management Ltd. as a portfolio manager in 1997. In 2005, he became the CEO and CIO of Arethusa Management, LLP. Mr. Cresci joined Harding Loevner in 2006.

Mr. Cresci serves as the primary portfolio managers of the Portfolio and has primary responsibility for day-to-day portfolio management. Mr. Cresci has held his position since the Portfolio's inception in April 2007.

Additional information regarding the portfolio manager's compensation, management of other funds and ownership of the Fund can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures regarding disclosure of the Fund's portfolio securities is available in the SAI. Complete lists of the Portfolio's holdings are published quarterly on Harding Loevner's website, as of the date of the last day of the previous calendar quarter.

                             SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of each class of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern Standard Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a "Business Day"). Each Class of the Portfolio determines its net asset value per share by subtracting that Class's liabilities (including accrued expenses and dividends payable) from the total value of the portion of the Portfolio's investments attributable to that Class and other assets and dividing the result by the total issued and outstanding shares of the Class.

The foreign securities in the Portfolio may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio may change on days when shareholders will not be able to buy or sell their shares.

For purposes of calculating the Portfolio's net asset value, securities are valued as follows:

      o all portfolio securities listed on the Nasdaq Stock Market ("NASDAQ") and for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP issued immediately after the close of trading on NASDAQ (or, if the NOCP is corrected, at the last corrected NOCP issued on or before at 5:15 PM Eastern Time), or if the NOCP is not available, at the highest closing bid price published;
      o all portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price;
      o deposits and repurchase agreements are valued at their cost plus accrued interest unless Harding Loevner determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets;
      o U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices;
      o Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange, subject to the fair valuation procedures described below;
      o securities that are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market;
      o corporate bonds, municipal bonds and foreign bonds are valued at the latest bid price;
      o short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument;
      o the value of assets for which market quotations are not readily available, such as when a foreign market is closed, or for which market quotations are not reliable due to events that occur after the close of a market that are likely to affect security valuations, will be determined in good faith by Harding Loevner at fair value, under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolio. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. Use of fair value pricing could cause the Portfolio to value securities higher or lower than a fund that uses market quotations, which could cause the net asset value per share to differ significantly from the net asset value per share that would have been calculated using current market value. The use of fair value pricing is intended to decrease the opportunities for persons to engage in "time zone arbitrage," i.e. trading by investors seeking to take advantage of staleness of closing prices in foreign markets, which could affect the NAV of the Portfolio; and
      o quotations of foreign securities denominated in a foreign currency are converted to a U.S. Dollar-equivalent at exchange rates obtained from an automated pricing service at the mean price.

PURCHASE AND REDEMPTION OF SHARES

PURCHASES. There is no sales charge imposed by the Fund. The minimum initial investment in the Investor Class of the Portfolio is $25,000; additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Portfolio reserves the right to waive the minimum initial investment amount.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees or other different or additional fees, 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Portfolio.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made on any Business Day. The Portfolio offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

You may purchase shares of the Portfolio utilizing the following methods:

WIRE TRANSFER: Purchases of shares may be made by wire transfer of Federal funds. Quasar Distributors, LLC ("Quasar") serves as exclusive distributor of shares of the Fund's Portfolio. Share purchase orders are effective on the date when Quasar receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with Investors Bank & Trust Company (the "Transfer Agent") as set forth below. The shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions are:

                   INVESTORS BANK & TRUST COMPANY, BOSTON, MA
                                ABA#: 011-001-438
                      ACCOUNT NAME: HLF - PURCHASE ACCOUNT
                              ACCOUNT #: 933333333
                     REFERENCE: HARDING, LOEVNER FUNDS, INC.
                (DESIGNATE THE PORTFOLIO AND CLASS, IF APPLICABLE)

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at (877) 435-8105 as soon as possible, but no later than 4:00 p.m. Eastern Standard Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio, and if applicable, which class is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

CHECK: A check used to purchase shares in the Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for Portfolio purchases should be sent to the Fund's Transfer Agent at:

REGULAR MAIL:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

OVERNIGHT DELIVERY:

INVESTORS BANK & TRUST COMPANY
ATTN: HARDING, LOEVNER FUNDS, INC.
200 CLARENDON ST., OPS 22
BOSTON, MA  02116

The Fund reserves the right in its sole discretion (i) to suspend or modify the offering of the Portfolio's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

REDEMPTIONS. The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. Eastern Standard Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by wire within one to seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund's behalf. The Portfolio will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Portfolio's net asset value next computed after they are received in good order by an authorized broker or the broker's authorized designee and accepted by the Fund.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions) and by disrupting portfolio management strategies. Accordingly, the Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund uses fees on short-term redemptions to discourage frequent purchases and redemptions of Fund shares and fair value pricing of securities to eliminate the opportunity for time zone arbitrage. A redemption fee of 2% of the value of the shares redeemed is imposed on shares of the Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to discourage frequent trading in the Portfolio or, to the extent that frequent trading occurs, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee is paid to the Portfolio. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolio, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

The short-term redemption fee does not apply to transactions in 401(k) or 403(b) accounts and certain other retirement plans. The short-term redemption fee also does not apply to transactions by accounts participating in certain wealth management programs (including wrap programs) that have represented to the Fund that (i) their investment strategy is not expected to result in frequent trading; and (ii) they have adopted procedures reasonably designed to detect and deter frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. These intermediaries may currently be unable to assess redemption fees. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by investors participating in such omnibus accounts.

Other than the redemption fee assessed on short-term redemptions, as described above, there is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund. When a shareholder's account balance falls below $25,000 due to redemption, the Portfolio may close the account. Such shareholders will be notified if the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to Investors Bank and include a signature guaranteed by a national bank that is a member firm of any national or regional securities exchange (a "Signature Guarantee"). If the guarantor institution belongs to a Medallion Signature Program, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

      o     wishes to sell more than $100,000 worth of shares;
      o     wishes to change its authorized agent;
      o     wishes to change the address of record;
      o wishes to change the account designated to receive redemption proceeds;
      o requests that a check be mailed to a different address than the record address; or
      o requests that redemption proceeds be paid to someone other than the account owner.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

EXCHANGE PRIVILEGE. Investor Class shares may be exchanged for other Investor Class or Emerging Markets Portfolio shares based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The Investor Class of the International Equity Portfolio and the Emerging Markets Portfolio minimum amounts of $25,000 would still apply. An exchange order is treated the same as a redemption (on which any taxable gain or loss may be realized) followed by a purchase. Investors who wish to make exchange requests should telephone the Transfer Agent (toll-free) at (877) 435-8105.

DIVIDENDS

The Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES. The Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by the Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES. The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions from the Portfolio that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o Investors Bank & Trust, P.O. Box 642, Boston, Massachusetts 02117-0642 or by calling the Fund (toll-free) at (877) 435-8105.

                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and Quasar.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, the Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by Harding Loevner. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

Class Expenses and Distribution Plan. Investor Class shares are subject to a 12b-1 (Distribution) fee of up to 0.25% of average net assets.

The Board of Directors has approved a Distribution Plan with respect to the Investor Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above), which the Distributor may in turn allocate among and remit to selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to the Fund by shareholders who are customers of the Agent. Because these fees are paid out of Investor Class assets on an ongoing basis, over time the cost of investing in Investor Class shares may be more than paying other types of sales charges, such as front-end loads that may be charged by other funds.

                              FINANCIAL HIGHLIGHTS

Financial Highlights for the Investor Class of the International Small Companies Portfolio will be available after the Investor Class of the International Small Companies Portfolio has completed its first fiscal year.

                                 PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

      o Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

      o Information that results from any transaction performed by us for you.


THE FUND WILL NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT YOU OR ITS FORMER CUSTOMERS TO ANYONE EXCEPT AS PERMITTED OR REQUIRED BY LAW.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards to guard your nonpublic personal information.

                         HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------




                                                         Investment Company Act

                                                           file number 811-7739

                                                              HLFPEAINV-G 12/06

-------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION                              March   , 2007
-------------------------------------------------------------------------------

SUBJECT TO COMPLETION. PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
DATED [             ]. The information in this statement of additional
information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to but these securities in any state where the offer or sale is not permitted.

[Logo]

HARDING o LOEVNER(R)

Family of Mutual Funds

[ ] Institutional Small Companies Portfolio
      Institutional Class and Investor Class

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectuses (the "Prospectuses") of the Fund. The current Prospectuses for the Institutional Class and Investor Class of the International Small Companies Portfolio are dated March ____, 2007, have been filed with the Securities and Exchange Commission (the "SEC") and can be obtained, without charge, by writing to Harding, Loevner Funds, Inc. at P.O. Box 642, Boston, Massachusetts 02117, or by calling the Fund toll-free at 1-877-435-8105. This Statement of Additional Information incorporates the Prospectuses and the Financial Statements from the Portfolios' most recent Annual Reports by reference.


[Logo]

                                                   Harding, Loevner Funds, Inc.
                                                           P.O. Box 642, OPS 22
                                                          Boston, MA 02117-0642
                                                              Fax: 617-937-3051


                   1.877.435.8105  o  www.hardingloevner.com

                                TABLE OF CONTENTS
                                                                           PAGE

Organization of the Fund................................................     2

Supplemental Investment Techniques......................................     2

Discussion of Supplemental Risks........................................     9

Special Considerations Regarding Emerging Markets.......................    12

Investment Restrictions.................................................    13

Management of the Fund..................................................    14

Codes of Ethics.........................................................    18

Proxy Voting Policies and Procedures....................................    18

Control Persons and Principal Holders of Securities.....................    18

Investment Adviser......................................................    18

Distribution of Fund Shares.............................................    20

Administrator...........................................................    21

Portfolio Transactions..................................................    21

Capital Stock Information...............................................    23

Net Asset Value.........................................................    24

Tax Considerations......................................................    24

Shareholder Information.................................................    28

Transfer Agent..........................................................    29

Custodian...............................................................    29

Independent Registered Public Accounting Firm...........................    29

Counsel  ...............................................................    29

Financial Statements....................................................    29

Appendix - Ratings Descriptions.........................................    30

Appendix - Proxy Voting Policies and Procedures.........................    33

                            ORGANIZATION OF THE FUND

The Fund is a no-load, open-end management investment company established as a Maryland corporation on July 31, 1996. Harding, Loevner Management, L.P. ("Harding Loevner") serves as investment adviser to the Fund. The Fund currently has five separate diversified portfolios, each of which has its own investment objective and policies. There is no sales charge for purchase of shares. Shares of each Portfolio may be purchased through Quasar Distributors, LLC ("Quasar"), the Fund's distributor. The minimum initial investment in the Institutional Class of the International Equity Portfolio, the Global Equity Portfolio and the International Small Companies Portfolio is $100,000; the minimum initial investment in the Institutional Emerging Markets Portfolio is $5,000,000; and the minimum initial investment in the Investor Class of the International Equity Portfolio, the Global Equity Portfolio and the International Small Companies Portfolio and in the Emerging Markets Portfolio is $25,000. Additional investments or redemptions may be of any amount.

                       SUPPLEMENTAL INVESTMENT TECHNIQUES

Information concerning the International Small Cap Portfolio's supplemental investment techniques is set forth below.

Foreign Governments and International and Supranational Agency Securities. The Portfolio may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

Convertible Securities. The Portfolio may invest in convertible preferred and convertible debt securities, which are securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible fixed income securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that, as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Foreign Currency Transactions. The Portfolio does not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. The Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. The Portfolio will segregate cash or liquid portfolio securities in an amount at all times equal to or exceeding its commitment with respect to contracts that are not part of a designated hedge.

U.S. Treasury and other U.S. Government and Government Agency Securities. The Portfolio may purchase securities issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States ("U.S. Government Securities"). The Portfolio also may purchase securities issued by a U.S. Government-sponsored enterprise or federal agency that is supported either by its ability to borrow from the U.S. Treasury (e.g., Sallie Mae) or by its own credit standing (e.g., Fannie Mae). U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. The Fund may invest in instruments issued by instrumentalities established or sponsored by the U.S. Government, such as Sallie Mae, Fannie Mae and Freddie Mac ("U.S. Government Agency Securities"). While U.S. Government Agency Securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

Inflation-Indexed Securities. The Portfolio may invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department's "inflation-protection" issues ("TIP"). The initial issues of TIPs are ten-year notes which are issued quarterly. Other maturities will be added at a later date. The principal of TIP securities is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers ("CPI-U"). These securities may also be eligible for coupon stripping under the U.S. Treasury "STRIPS" program.

Corporate Debt Instruments. The Portfolio may purchase commercial paper, short-term notes and other obligations of U.S. and foreign corporate issuers meeting the Portfolio's credit quality standards (including variable rate notes). Other than the allowable 20% of the Portfolio's total assets invested in below-investment grade convertible and other debt securities, all investments in corporate debt instruments will be rated at least "BBB" or "A-1" (in the case of commercial paper) by Standard & Poor's Rating Service ("S&P"), "Baa" or "P-1" (in the case of commercial paper) by Moody's Investors Service, Inc. ("Moody's"), or of comparable quality as determined by Harding Loevner.

Bank Obligations. The Fund limits its investments in U.S. (domestic) bank obligations to obligations of U.S. banks that in Harding Loevner's opinion meet sufficient creditworthiness criteria. Domestic bank obligations are defined as instruments issued by: U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks; and foreign branches of U.S. banks. However, Harding Loevner must determine that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the U.S. parent bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments. The Fund limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of Harding Loevner, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest. The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes and custodial receipts. Other than the allowable 20% of the Portfolio's total assets invested in below-investment grade convertible and other debt securities, all investments in bank obligations will be rated "A" by Thomson or similarly rated by Fitch or of comparable quality as determined by Harding Loevner.

Brady Bonds. The Portfolio, subject to limitations, may invest in "Brady Bonds," which are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness under a plan announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Brady Bonds which have been issued to date are rated BB or B by S&P or Ba or B by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by Harding Loevner to be of comparable quality.

Derivatives. A Derivative is a financial instrument, traded on or off an exchange, the price of which is directly dependent upon the value of one or more underlying securities commodities, other derivative instruments or any agreed-upon pricing index or arrangement. The Portfolio is authorized to use the Derivatives described below to hedge broad or specific market movements, or to seek to increase the Portfolio's income or gains. The Portfolio may purchase and sell (or write) exchange-listed and over-the-counter ("OTC") put and call options on securities, financial futures contracts, equity indices and other financial instruments and enter into financial futures contracts.

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by the Portfolio resulting from securities market movements to protect the Portfolio's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Portfolio's income or gain. The Portfolio may use any or all types of Derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any Derivatives will be a function of numerous variables, including market conditions. The ability of the Portfolio to utilize Derivatives successfully will depend on, in addition to the factors described above, Harding Loevner's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio's securities. The Portfolio is not a "commodity pool" (i.e., pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")). The use of certain Derivatives will require that the Portfolio segregate cash, liquid high grade debt obligations or other assets to the extent the Portfolio's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument.

Futures Contracts. The Portfolio may use stock index futures contracts ("futures contracts") as a hedge against the effects of changes in the market value of the stocks comprising the relevant index. In managing its cash flows, the Portfolio may also use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement to purchase or sell a specified amount of designated securities for a set price at a specified future time. At the time the Portfolio enters into a futures transaction, it is required to make a performance deposit ("initial margin") of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually marked to market. The Portfolio will segregate cash, U.S. Government securities or other liquid obligations in an amount sufficient to meet its obligations under these transactions.

If the Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset in whole or in part, by a loss on the futures contract. If instead the Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., purchases and redemptions of Portfolio shares). Under normal market conditions, futures contracts positions may be closed out on a daily basis.

U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolios may also enter into futures contracts that are based on securities that would be eligible investments for the Portfolios. The Portfolio may enter into contracts that are denominated in currencies other than the U.S. dollar.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate in cash or securities, an initial margin. Initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of a "variation margin" generally will be required, a process known as "marking to the market." Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value from the preceding day.

Stock Index Options. The Portfolio may purchase or sell options on stock indices on U.S. and foreign exchanges or in the over-the-counter markets. An option on a stock index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolio will segregate cash or other liquid portfolio securities in an amount sufficient to meet its obligations under these transactions.

Repurchase Agreements. The Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date. Repurchase agreements will generally be restricted to those that mature within seven days. Securities subject to repurchase agreements will be held by the Company's custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. The Portfolio will engage in such transactions with parties selected on the basis of such party's creditworthiness and will enter into repurchase agreements only with financial institutions which are deemed by Harding Loevner to be in good financial standing. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. The Fund will maintain for each Portfolio a segregated custodial account containing cash or other appropriate liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, and will subsequently monitor the account to ensure such equivalent value is maintained until payment is made. Reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolio will engage in such transactions with parties selected on the basis of such party's creditworthiness. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Portfolio may decline below the price of the securities at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements create leverage, a speculative factor, and will be considered as borrowings for the purposes of limitations on borrowings.

Warrants. The Portfolio may invest up to 10% of the value of its total assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued Securities. The Portfolio may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolio will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable.

When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will maintain in a segregated account cash and liquid, unencumbered securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Portfolio will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Borrowing. The Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests, (ii) the Portfolio fails to receive transmitted funds from a shareholder on a timely basis, (iii) the custodian of the Fund fails to complete delivery of securities sold or (iv) the Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. In addition, the Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements. See "Investment Restrictions."

Securities Lending. The Portfolio is authorized to lend securities from its investment portfolios, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. The Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers that are approved by the Board of Directors and are deemed by Harding Loevner to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolio's investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.

Foreign Currency Hedging. The Portfolio may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts primarily to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. The Portfolio may at times hedge all or some portion of their currency exchange risk. Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances the Portfolio will employ any of the techniques or strategies described below and in the section of the Prospectus entitled "Descriptions of Investments." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal tax requirements applicable to regulated investment companies (see "Tax Considerations").

Forward Contracts. Sale of currency for dollars under a forward contract establishes a price for the currency in dollars. Such a sale insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

The Portfolio may use forward contracts to insulate existing security positions against exchange rate movement ("position hedges") or to insulate proposed transactions against such movement ("transaction hedges"). For example, to establish a position hedge, a forward contract on a foreign currency might be sold to protect against the decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.

Options on Foreign Currencies. The Portfolio may purchase and sell (i.e., write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

Options on Futures Contracts. The Portfolio may purchase or sell options on futures contracts as an alternative to buying or selling futures contracts. Options on futures contracts are similar to options on the security underlying the futures contracts except that options on stock index futures contracts give the purchaser the right to assume a position at a specified price in a stock index futures contract at any time during the life of the option. The Portfolio will segregate cash, U.S. Government securities or other liquid obligations in an amount sufficient to meet its obligations under these transactions.

Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Portfolio will enter into futures and options on futures contracts for bona fide hedging purposes or other appropriate investment purposes as permitted by CFTC regulations, which permit principals of an investment company registered under the Commodity Exchange Act to engage in such transactions without registering as commodity pool operators.

Illiquid Securities. Although the Portfolio may invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. All repurchase agreements and time deposits maturing in more than seven days are treated as illiquid assets. The Portfolio also may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. Not all Rule 144A securities can be deemed liquid; Harding Loevner will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

                        DISCUSSION OF SUPPLEMENTAL RISKS

Information concerning risks associated with certain of the Portfolio's investments is set forth below.

Creditworthiness. In general, certain obligations which the Portfolio may invest in are subject to credit risks such as the loss of credit ratings or possible default. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Portfolio. However, Harding Loevner will consider such event in its determination of whether the Portfolio should hold the security. To the extent that the ratings given by S&P or Moody's may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

Foreign Bank Obligations. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks generally are not subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.

High Yield/High Risk Debt Securities. The Portfolio may invest up to 20% of its assets in convertible securities and debt securities which are rated below investment grade. Below-investment-grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories, and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities. See "Ratings Descriptions" in this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities and costs. Prices for below investment-grade securities may also be affected by legislative and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Harding Loevner not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on Harding Loevner's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Harding Loevner will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Foreign Currency Hedging. The success of currency hedging will depend on the ability of Harding Loevner to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will cause poorer Portfolio performance than would otherwise be the case. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect.

Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so contract positions are likely to be approximate hedges, rather than perfect hedges.

The cost to the Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period, and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, Harding Loevner may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, as will usually be the case, the Portfolio generally will be exposed to the credit risk of its counterparty. If the Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Futures Contracts. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to: (1) investors' obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than entering into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market or foreign exchange rate trends still may not result in a successful transaction.

Although the Fund believes that the use of such contracts and options thereon will benefit the Portfolio, if predictions about the general direction of securities market movements or foreign exchange rates are incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon.

The Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although the Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that the Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Foreign Currency. As in the case of other types of options, the benefit to the Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require them to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolio may write options on foreign currencies for hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Futures Contracts. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, the Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in Harding Loevner's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not result in a loss.

                SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: i) less social, political and economic stability; ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities or low/non-existent trading volumes; iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; v) local governments may limit or entirely restrict repatriation of invested capital, profits and dividends; vi) capital gains may be subject to local taxation, including on a retroactive basis; vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; ix) bankruptcy judgments may only be permitted to be paid in the local currency; x) limited public information regarding the issuer may result in greater difficulty in determining market valuation of the securities and xi) lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation and there can be no assurance that such expropriation will not occur in the future.

Many developing countries in which the Portfolio invests lack the social, political and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging market countries may take the form of i) high interest rates; ii) high levels of inflation, including hyperinflation; iii) high levels of unemployment or underemployment;
iv) changes in government economic and tax policies, including confiscatory taxation; and v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL. The following fundamental investment restrictions apply to the Portfolio and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding shares (which for this purpose and under the Investment Company Act of 1940, as amended (the "1940 Act"), means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Accordingly, the Portfolio may not:

(a) invest more than 5% of its total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets;

(b) invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies or instrumentalities. Finance companies as a group are not considered a single industry for purposes of this policy;

(c) borrow money, except through reverse repurchase agreements or from a bank for temporary or emergency purposes in an amount not exceeding one third of the value of its total assets nor will the Portfolio borrow for leveraging purposes. In addition, although not a fundamental policy, the Portfolio will not make any additional investments while its borrowings exceeded 5% of total assets (taken at market value); or

(d) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate and securities of companies that deal in real estate or mortgages) or real estate limited partnerships, or purchase or sell physical commodities or contracts relating to physical commodities.

The above percentage limits are based upon current asset values at the time of the applicable transaction; accordingly, except for the fundamental investment restriction on borrowing to which this condition does not apply, a subsequent change in asset or security values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

SUPPLEMENTAL. In addition, the Portfolio may not:

(1) issue senior securities (other than with respect to borrowing through the use of reverse repurchase agreements or from a bank for temporary or emergency purposes as set forth in the Prospectus under "Investment Restrictions.");

(2) make loans, except (a) through the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities, or (c) by lending securities to other parties, provided that no securities loan may be made, if, as a result, more than 33 1/3% of the value of its total assets would be lent to other parties;

(3) underwrite securities of other issuers;

(4) invest in companies for the purpose of exercising control or management;

(5) invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases; or

(6) invest more than 10% of its total assets in warrants.

Whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and limitations.

The Portfolio's investment objective and other investment policies, unless designated as fundamental in the Prospectus or this SAI are non-fundamental and may be changed at any time by action of the Board of Directors. Although a non-fundamental policy, the Portfolio may not purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                             MANAGEMENT OF THE FUND

Overall responsibility for management and supervision of the Fund rests with the Board of Directors. The Directors approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund.

The Director who is an "Interested Person" of the Fund for purposes of the 1940 Act is listed below together with his positions with the Fund, a brief statement of his principal occupation during the past five years and any other directorships held:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                              TERM OF                                       PORTFOLIOS IN
                                              OFFICE AND                                    FUND COMPLEX
                               POSITION       LENGTH OF       PRINCIPAL OCCUPATION          OVERSEEN BY
NAME, ADDRESS AND AGE          WITH THE FUND  TIME SERVED     DURING PAST FIVE YEARS        DIRECTOR          OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
David R. Loevner*              Director,      Indefinite;     Harding, Loevner                     5          None
Harding, Loevner Management,   President      Director,       Management, L.P., Chief
L.P.                           and Chairman   President and   Executive Officer and
50 Division Street, Suite      of the Board   Chairman of     President of HLM Holdings,
401                                           the Board       Inc., its general partner,
Somerville, NJ 08876                          since 1996      7/89 - present.
Age, 52
----------------------------------------------------------------------------------------------------------------------------------

*David R. Loevner is an interested person of the Fund because he serves as Chief Executive Officer and President of the general partner of Harding, Loevner Management, L.P., the Fund's investment adviser.

Each Director who is not an "Interested Person" of the Fund for purposes of the 1940 Act is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                              TERM OF                                       PORTFOLIOS IN
                                              OFFICE AND                                    FUND COMPLEX
                               POSITION       LENGTH OF       PRINCIPAL OCCUPATION          OVERSEEN BY
NAME, ADDRESS AND AGE          WITH THE FUND  TIME SERVED     DURING PAST FIVE YEARS        DIRECTOR          OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
R. Kelly Doherty               Director       Indefinite;     Caymen Partners (private             5          Cyota Inc.; L.P.
41 Post Road                                  Director        investment vehicle),                            Thebault & Co.; The
Bernardsville, NJ 07924                       since 2004      Investor, 1/99 - present.                       Peck School
Age, 48
----------------------------------------------------------------------------------------------------------------------------------
Jane A. Freeman                Director       Indefinite;     Scientific Learning                  5          None
300 Frank Ogawa Plaza                         Director        Corporation (Education
Suite 600                                     since 1996;     Software), Chief Financial
Oakland, CA 94612-2040                        Chairperson     Officer and Senior Vice
Age, 53                                       of the Audit    President, 1/00 - present;
                                              Committee       Treasurer and Vice
                                              since 2005      President, Finance &
                                                              Business Development,
                                                              9/99 - 1/00.
----------------------------------------------------------------------------------------------------------------------------------
Samuel R. Karetsky             Director       Indefinite;     The Karetsky Group LLC               5          None
The Karetsky Group, LLC                       Director        (Advisory Firm), 1/03
12 East 49th Street                           since 1998      - present; Wetherby Asset
27th Floor                                                    Management, 2004 - present;
New York, NY  10017                                           European Investors Inc.,
Age, 61                                                       Managing Director,
                                                              11/98 - 12/02.
----------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark               Director       Indefinite;     The Woodrow Wilson National          5          Princeton Healthcare
66 Greenway Terrace                           Director        Fellowship Foundation,                          System
Princeton, NJ 08540                           since 2004      Treasurer, 8/04 - present;
Age, 71                                                       Wellesley College, Interim
                                                              Vice President of Finance
                                                              and Treasurer, 10/03 - 6/04;
                                                              Princeton University,
                                                              Treasurer, 1987 - 2001
----------------------------------------------------------------------------------------------------------------------------------

Each Director who is not an "Interested Person" of the Fund for purposes of the 1940 Act serves on the Audit Committee of the Fund. The function of the Audit Committee is to (i) oversee the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof, and (iii) act as a liaison between the Fund's independent registered public accounting firm and the full Board. The Audit Committee met three times during the fiscal year ended October 31, 2006.

The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws. The Committee consists of all the members of the Audit Committee. The Qualified Legal Compliance Committee did not hold any meetings during the fiscal year ended October 31, 2006.

At this time, Harding Loevner does not have a policy regarding the consideration of any director candidates recommended by shareholders. The need for additional Board members occurs infrequently, but when the addition of a new Director is considered desirable, the Independent Directors shall review potential candidates and make recommendations to the full Board regarding suitable nominees.

The Officers of the Fund (with the exception of the President) are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Fund:

-------------------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE
                                        POSITION WITH    AND LENGTH OF       PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   THE FUND         TIME SERVED         DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
Susan C. Mosher                         Chief            1 year;             Investors Bank & Trust
Investors Bank & Trust Company          Compliance       Chief Compliance    Company, Senior Director and
200 Clarendon Street                    Officer and      Officer since       Senior Counsel 1/01 - present;
Boston, MA 02116                        Anti-Money       2004; Anti-Money    Director and Counsel
Age, 51                                 Laundering       Laundering          8/95 - 12/00.
                                        Compliance       Compliance
                                        Officer          Officer since
                                                         2005
-------------------------------------------------------------------------------------------------------------
Brendan J. O'Neill                      Assistant        1 year;             Investors Bank & Trust
Investors Bank & Trust Company          Treasurer        Assistant           Company, Director 1/05 - present;
200 Clarendon Street                                     Treasurer since     Senior Manager, 11/02 - 12/04;
Boston, MA 02116                                         2004                Manager 7/00 - 10/02
Age, 38
-------------------------------------------------------------------------------------------------------------
Richard Reiter                          Treasurer and    1 year;             Harding, Loevner Management,
Harding, Loevner Management, L.P.       Chief            Treasurer and       L.P., Portfolio Manager 1/01 -
50 Division Street, Suite 401           Financial        Chief Financial     present; Product Information
Somerville, NJ 08876                    Officer          Officer since 2002  Manager, 4/96 - 12/00.
Age, 40
-------------------------------------------------------------------------------------------------------------
Rainer L.C. Frost                       Secretary        1 year;             Investors Bank & Trust
Investors Bank & Trust Company                           Secretary since     Company, Director and Counsel,
200 Clarendon Street                                     2005                6/05 - present; Clarity Group,
Boston, MA 02116                                                             Principal and General Counsel
Age, 48                                                                      9/00 - 6/05; GoldK, Inc., Chief
                                                                             Administration Officer, Executive
                                                                             Vice-President and General
                                                                             Counsel 3/01 - 6/02; Norfox
                                                                             Software, Chief Executive Officer
                                                                             and General Counsel 9/99 - 9/00.
-------------------------------------------------------------------------------------------------------------
Brian C. Poole                          Assistant        1 year;             Investors Bank & Trust
Investors Bank & Trust Company          Secretary        Assistant           Company, Associate Counsel,
200 Clarendon Street                                     Secretary since     Mutual Fund Administration
Boston, MA 02116                                         2005                7/04 - present; Fidelity
Age, 35                                                                      Investments, Product Manager
                                                                             11/00 - 7/04.
-------------------------------------------------------------------------------------------------------------

There is no family relationship among any of the Directors or officers listed above.

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Fund's Portfolios as of December 31, 2006.

-------------------------------------------------------------------------------------------------------------
                                                                              AGGREGATE DOLLAR RANGE OF
                                                                              EQUITY SECURITIES IN ALL
                                                                              REGISTERED INVESTMENT
                                           DOLLAR RANGE OF                    COMPANIES OVERSEEN BY
                                          EQUITY SECURITIES                   DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                            IN THE FUND                       INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------
David R. Loevner         International Equity Portfolio: [                 ]
                         Global Equity Portfolio: over [                 ]                 [ ]
                         Emerging Markets Portfolio: over [                ]
                         Institutional Emerging Markets Portfolio:
                         [           ]
-------------------------------------------------------------------------------------------------------------
R. Kelly Doherty         International Equity Portfolio: [                 ]
                         Global Equity Portfolio: [                 ]                      [ ]
                         Emerging Markets Portfolio: [                 ]
                         Institutional Emerging Markets Portfolio:
                         [            ]
-------------------------------------------------------------------------------------------------------------
Jane A. Freeman          International Equity Portfolio: [                 ]
                         Global Equity Portfolio: over [                 ]                 [ ]
                         Emerging Markets Portfolio: [                 ]
                         Institutional Emerging Markets Portfolio:
                         [            ]
-------------------------------------------------------------------------------------------------------------
Samuel R. Karetsky       International Equity Portfolio: [                 ]
                         Global Equity Portfolio: [                 ]                      [ ]
                         Emerging Markets Portfolio: [                 ]
                         Institutional Emerging Markets Portfolio:
                         [            ]
-------------------------------------------------------------------------------------------------------------
Raymond J. Clark         International Equity Portfolio: [                 ]               [ ]
                         Global Equity Portfolio: [                 ]
                         Emerging Markets Portfolio: [                 ]
                         Institutional Emerging Markets Portfolio:
                         [            ]
 -------------------------------------------------------------------------------------------------------------

The investment advisory agreement was initially approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors") on December 7, 2006.

No employee of Harding Loevner or Investors Bank & Trust Company ("Investors Bank") receives any compensation from the Fund for acting as an officer or Director of the Fund. The Fund pays each Director who is not a director, officer or employee of Harding Loevner, Investors Bank, or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the non-interested Directors receives an annual retainer of $20,000 which is paid in quarterly installments at the end of each quarter. The Chairperson of the Fund's Audit Committee receives an additional annual retainer of $3,000 which is paid in quarterly installments at the end of each quarter. As of December 1, 2006 directors and officers of the Fund collectively owned less than 1% of each Portfolio's outstanding shares with the exception of the Global Equity Portfolio of which directors and officers collectively owned 8.16%.

By virtue of the responsibilities assumed by Harding Loevner, Investors Bank and Quasar and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

                      DIRECTOR'S COMPENSATION EARNED DURING FISCAL YEAR ENDED OCTOBER 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                PENSION OR          ESTIMATED     TOTAL COMPENSATION
                                                            RETIREMENT BENEFITS       ANNUAL      FROM FUND AND FUND
                                  AGGREGATE COMPENSATION     ACCRUED AS PART OF   BENEFITS UPON     COMPLEX PAID TO
           DIRECTOR                      FROM FUND            FUND'S EXPENSES       RETIREMENT         DIRECTORS
----------------------------------------------------------------------------------------------------------------------
David R. Loevner                            $0                       $0                 $0                $0
----------------------------------------------------------------------------------------------------------------------
R. Kelly Doherty                          $26,500                    $0                 $0              $26,500
----------------------------------------------------------------------------------------------------------------------
Jane A. Freeman                           $28,750                    $0                 $0              $28,750
----------------------------------------------------------------------------------------------------------------------
Samuel R. Karetsky                        $26,500                    $0                 $0              $26,500
----------------------------------------------------------------------------------------------------------------------
Raymond J. Clark                          $26,500                    $0                 $0              $26,500
----------------------------------------------------------------------------------------------------------------------

                                 CODES OF ETHICS

Rule 17j-1 of the Investment Company Act of 1940, as amended, addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers and principal underwriters to adopt a code of ethics and to report periodically to the Board of Directors on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund, the Adviser and Quasar each have adopted and agreed to be governed by a code of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The codes of ethics of the Fund, the Adviser and Quasar permit covered employees to engage in personal securities transactions that avoid actual or potential conflicts of interest with the Fund.

Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at (202) 942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                      PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to Harding Loevner, subject to the Board of Directors' oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund's and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. Harding Loevner has adopted its own proxy voting policies and guidelines for this purpose ("Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of Harding Loevner and its affiliates. The Proxy Voting Procedures are provided in the Appendix to this SAI.

Information regarding how the Fund voted proxies relating to portfolio securities during the one-year period ended June 30, 2006 is available on the Fund's website at http://www.hardingloevner.com and the SEC's website at http://www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of ______________ no persons held 5% or more of the outstanding shares of either class of the Portfolio.

                               INVESTMENT ADVISER

Harding Loevner provides investment advisory services to the Fund. The terms of the investment advisory agreement (the "Advisory Agreement") between the Fund, on behalf of the Portfolio, and Harding Loevner obligate Harding Loevner to provide investment advisory and portfolio management services to the Portfolio. Harding Loevner is a registered investment adviser organized in 1989. Harding Loevner also provides investment advisory services to private investors and institutions.

David R. Loevner, President of the Fund and a Director and the Chairman of the Board of Directors of the Fund, is the Chief Executive Officer of Harding Loevner and the President of its general partner.

The Advisory Agreement is effective for two years and thereafter will remain effective for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement is terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by Harding Loevner. Each of the Advisory Agreements will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Harding Loevner pays all of its own expenses arising from the performance of its obligations under the Advisory Agreement. Under its Advisory Agreement, Harding Loevner also pays all executive salaries and expenses of the Directors and officers of the Fund who are employees of Harding Loevner or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus for the Portfolio under "Portfolio Fees and Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees and administration fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, expense of printing and distributing prospectuses, fees and expenses of Directors of the Fund who are not employees of Harding Loevner or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses. Fund expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

Other Accounts Managed by Portfolio Managers (as of 2/28/07).

  ------------------------------------------------------------------------------------------------------------------------
  Portfolio Managers                  RICs                     Other Pooled Accounts                  Other A/Cs
  ------------------------------------------------------------------------------------------------------------------------
                        Number of      Total Assets of   Number of        Total Assets     Number of     Total Assets of
                        Accounts       Accounts          Accounts         of Accounts      Accounts      Accounts
                                       Managed                            Managed                        Managed
                                       ($million)                         ($million)                     ($million)
  ------------------------------------------------------------------------------------------------------------------------
  Robert Cresci              [  ]              [  ]             [  ]             [  ]          [  ]              [  ]
  ------------------------------------------------------------------------------------------------------------------------

For none of the above-mentioned accounts is Harding Loevner's advisory fee based on the performance of the account.

The Fund's portfolio managers may manage other accounts with investment strategies similar to those of the Portfolio, which may suggest the potential for conflicts of interests. The Fund's portfolio managers may participate personally in some pooled accounts, including the Portfolio and other Portfolios of the Fund. In addition, Harding Loevner may charge varying fees to different accounts managed by the Fund's portfolio managers. Harding Loevner may manage accounts with variable fees based on performance. Theoretically, these features could create an incentive for the portfolio manager to favor the higher or variable fee accounts, or accounts in which he or she participates, which may not include the Fund. However, the Fund does not anticipate that management by a Fund portfolio manager of other accounts with a similar investment strategy would conflict with management of the Portfolio because security selection across all accounts managed with a common strategy is conducted in accordance with a single model portfolio and would therefore be largely consistent. Harding Loevner's compliance committee verifies that all accounts are managed in accordance with their respective model portfolios to ensure that no client of Harding Loevner, including the Fund, is systematically disadvantaged with respect to the allocation of investment opportunities. Further, Harding Loevner and the Fund's Board of Directors have adopted trade allocation procedures that provide for the equitable and impartial allocation of partial executions of aggregated trades.

Portfolio Manager Compensation (as of 10/31/06). All portfolio managers are employed and compensated by HLM Holdings, Inc., the corporate general partner of Harding Loevner. A compensation committee of the board of directors of HLM determines their compensation. Portfolio managers receive a fixed salary and an annual cash bonus. Salaries are determined taking into account the portfolio manager's qualification, experience, length of service with the adviser, and overall level of responsibility within the adviser's business, including the number, variety and asset size of investment strategies managed as well as other duties. Based upon similar criteria, from time to time, portfolio managers may also be granted, or given the opportunity to purchase, equity or options over equity in HLM. The annual bonus award for each portfolio manager is based upon an assessment of the portfolio manager's achievement of agreed upon objectives over the past calendar year, including the manager's investment performance as measured against the relevant Portfolio's benchmark index. All portfolios managed according to a particular strategy (e.g., international equity, global equity, emerging markets, international small companies) are managed uniformly. Hence, for purposes of determining compensation, portfolio manager performance is measured at the level of the strategies, or portions thereof, for which the portfolio manager is responsible, rather than at the level of individual portfolios or accounts. Performance of each strategy is measured relative to its respective passive market benchmark over the trailing 12 months.

Portfolio Managers Beneficial Ownership of Equity Securities in the Fund (as of ___________).

----------------------------------------------------------------------------
                                                     DOLLAR RANGE OF
                                                    EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER                              IN THE FUND
----------------------------------------------------------------------------
Robert Cresci               International Equity Portfolio:  ____________
                            Global Equity Portfolio: __________________
                            Emerging Markets Portfolio: ________________
                            Institutional Emerging Markets Portfolio: None
                            International Small Companies Portfolio: _______
----------------------------------------------------------------------------

                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") among the Fund on behalf of its Portfolios, Investors Bank as Administrator and Quasar. The Distribution Agreement was initially approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund, on September 26, 2001. Quasar's address is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The Fund and Quasar have agreed to indemnify one another against certain liabilities. Quasar furnishes the services of its personnel to carry out its obligations under the Distribution Agreement at its own expense and without cost to the Fund. Quasar receives compensation in the amount of $25,000 per annum (which amount has been unchanged since the initial approval of the contract), to be paid no less frequently than monthly by Investors Bank. The Distribution Agreement will remain in effect from year to year and will continue for successive annual periods only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreements or "interested persons" of any such party and either by votes of a majority of the Directors or a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund.

For providing sub-accounting and other services for the benefit of shareholders, the Portfolio may pay amounts to certain intermediaries, based on a percentage of the average daily net assets of the Portfolio held by the intermediary. Any such payments are subject to the Portfolio's voluntary expense caps. Harding Loevner will pay, from its own resources, any additional amounts.

The Directors have approved a Distribution Plan on behalf of the Investor Class of the International Small Companies Portfolio pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Directors, allows the Investor Class to incur certain expenses that might be considered to constitute direct or indirect payment by the Portfolio of distribution expenses.

Under the Distribution Plan, the Investor Class is authorized to make payments to selected dealers of a distribution fee pursuant to Rule 12b-1 as compensation for providing services intended to result in the sale of Investor Class shares. The Investor Class of the Portfolio may pay this 12b-1 distribution fee at an annual rate of up to 0.25% of the Class's average net assets, or such lesser amount as the Directors may determine from time to time. Currently, the Investor Class of the Portfolio is authorized to make payment of 12b-1 distribution fees at an annual rate of up to 0.25% of its average net assets throughout the month.

Prior to approving the Investor Class Plan, the Directors carefully considered all pertinent factors relating to the implementation of the Plan, including that the fees charged appeared fair and reasonable, the profitability of the Adviser and economies of scale that could be achieved through greater distribution of Portfolio shares, and determined that there is a reasonable likelihood that the Plan will benefit the Investor Class of the Portfolio and its shareholders. To the extent that the Plan gives Harding Loevner and the Distributor greater flexibility in connection with the distribution of Investor Class shares, additional sales of Investor Class shares or stabilization of cash flows may result.

The Investor Class Plan does not obligate Harding Loevner or the Distributor to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Harding Loevner or the Distributor may compensate certain dealers that satisfy certain criteria established from time to time by Harding Loevner or the Distributor relating to the level or type of services provided by the dealer, the sale or expected sale of significant amounts of Investor Class shares, or other factors.

As of the date of this SAI, Investor Class of the International Small Companies Portfolio had not commenced operations.

                                  ADMINISTRATOR

Pursuant to its terms, the administration agreement (the "Administration Agreement") between the Fund and Investors Bank as Administrator requires Investors Bank to provide certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Administration Agreement will remain in effect for successive annual periods and will automatically continue unless terminated on notice.

                             PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes Harding Loevner to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs Harding Loevner to use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions for the Portfolio. Harding Loevner will consider the full range and quality of services offered by the executing broker or dealer when making these determinations and accounts may pay more than the lowest commission as a result. Neither Harding Loevner nor any of its officers, affiliates or employees will act as principal or receive any compensation from the Portfolio in connection with the purchase or sale of investments for the Portfolio.

Some securities considered for investment by the Portfolio also may be appropriate for other clients advised by Harding Loevner. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients advised by Harding Loevner is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Harding Loevner, as the case may be. Although there is no specified formula for allocating such transactions, the various allocation methods used by Harding Loevner, and the results of such allocations, are subject to the oversight of the Fund's Chief Compliance Officer and periodic review by the Board of Directors.

Brokers are selected on the basis of their overall assistance in terms of execution capabilities and research services, provided that their commission schedules are competitive with other firms providing similar services. The types of research received from brokers include print and electronic publications such as business news, company research, industry research, economic research, strategy research and historical market data and other research services such as company meetings, investment conferences, analyst calls and meetings, and research travel logistics. The source of the above types of research can be either proprietary or third-party. The Board of the Fund has adopted procedures pursuant to Rule 12b-1(h) regarding the usage of brokers that promote or sell shares of a Portfolio (a "selling broker dealer") to execute portfolio securities transactions. These procedures are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers from taking a broker-dealer's promotional or sales efforts into account as part of the selection process and (2) the Fund, Harding Loevner or Quasar from entering into an agreement under which the Fund directs brokerage transactions (or revenue generated by those transactions) to a selling broker-dealer to pay for distribution of the Fund's shares. The Fund is permitted to utilize selling broker-dealers to execute portfolio transactions provided that these selling efforts are not considered in the selection process and the Fund's procedures are followed.

The Fund invests outside the United States and anticipates that its brokerage transactions involving non-U.S. securities of companies domiciled in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although the Portfolio seeks the best net results in effecting its portfolio transactions, transactions on non-U.S. exchanges may be subject to fixed commissions that are higher than commissions on transactions on U.S. exchanges.

No trades will be executed with Harding Loevner, its affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities, except Harding Loevner may effect cross-trades provided that they are conducted at market price and absent any commission.

Portfolio Holdings Information

Generally, the Fund views holdings information as sensitive and discloses information about portfolio holdings only in accordance with guidelines approved by the Board of Directors and designed to permit only disclosures that are consistent with the best interest of the Fund's shareholders. No current or potential investor shall be provided information about portfolio holdings on a preferential basis in advance of the provision of that information to other investors.

Portfolio holdings information will be released under the circumstances described below. The receiving parties are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the policies and procedures adopted by the Fund regarding selective disclosure of portfolio holdings will protect the Fund from potential misuse of that information by the receiving parties. Other than as noted below, the Fund has no ongoing arrangements to make portfolio information available.

    1. As required by applicable laws, rules or regulations, including the quarterly filing of a complete schedule of the Fund's portfolio holdings on Form N-CSR or Form N-Q.

    2. As appropriate for legitimate business purposes of the Fund, including:
       (i) to the Fund's auditors for use in providing audit opinions; (ii) to financial printers for the purpose of preparing Fund regulatory filings;
       (iii) for the purposes of due diligence regarding a merger or acquisition; (iv) to rating agencies for use in developing a rating for the Fund; (v) to consultants, for use in providing asset allocation advice or client service; (vi) to service providers, such as proxy-voting service providers and portfolio-management database providers; (vii) for purposes of effecting in-kind redemptions of Fund shares; and (viii) to commercial publishers of mutual fund data, provided the recipients of the information in each of (i)-(viii) are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.

    3. An officer of the Fund may determine that selective disclosure of Portfolio Holdings Information is appropriate under circumstances other than those listed above where the officer believes there is a legitimate business purpose for doing so and the recipient of the information has a duty of confidentiality, including a duty not to trade on the nonpublic information. The determination and considerations will be documented and retained by such officer and a copy shall be provided to the Fund's Chief Compliance Officer and the Board to ensure that there are no conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or its principal underwriter on the other.

Shareholders of the Fund shall be treated alike in terms of access to portfolio holdings information, which, except as outlined above, shall not be disclosed to any investor prior to the time the same information is disclosed publicly. In general, portfolio holdings information is available to shareholders quarterly, posted on the Fund's web site. The holdings information will be dated as of the last day of the previous calendar quarter. Shareholders may also request a written copy of the portfolio holdings information directly from the Adviser.

No person or entity, including officers of the Fund or employees of the Adviser or other service providers of their affiliates, receives any compensation in connection with the disclosure of portfolio holdings information.

                            CAPITAL STOCK INFORMATION

The authorized capital stock of the Fund consists of 2,500,000,000 shares with $.001 par value, allocated as follows: (i) 500,000,000 shares to the International Equity Portfolio; (ii) 500,000,000 shares to the Global Equity Portfolio; (iii) 500,000,000 shares to the Emerging Markets Portfolio; (iv) 500,000,000 shares to the Institutional Emerging Markets Portfolio; and (v) 500,000,000 shares to the International Small Companies Portfolio. Holders of shares of a Portfolio have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of net asset value held by a shareholder. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights. The Board of Directors of the Fund, under Maryland General Corporation Law, is authorized to establish more than one class of shares for each portfolio of the Fund. Currently, the Board of Directors has authorized the creation of two share classes for the International Equity Portfolio, the Global Equity Portfolio and the International Small Companies: Institutional Class and Investor Class. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will be unable to elect any person or persons to the Board of Directors.

                                NET ASSET VALUE

As used in the Prospectus, "Business Day" refers to those days when the New York Stock Exchange is open for unrestricted business, which is Monday through Friday except for holidays. As of the date of this SAI, such holidays are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                               TAX CONSIDERATIONS

The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company. The Portfolio intends to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, the Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, income from certain publicly traded partnerships, or other income derived from its business of investing in securities (the "Qualifying Income Requirement"); (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs) or certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

If for any taxable year the Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount equal to at least the sum of 98% of its ordinary income (not taking into account any capital gains or losses) determined on a calendar year basis, 98% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years.

Distributions. The Portfolio's automatic reinvestment of its taxable investment income, net short-term capital gains and net long-term capital gains in additional shares of the Portfolio and distribution of such shares to shareholders will be taxable to the Portfolio's shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Portfolio and then reinvested by them in shares of the Portfolio, even though no cash distributions have been made to shareholders. The automatic reinvestment of taxable investment income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio's shareholders as ordinary income. If a portion of a Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements (generally more than 60 days with respect to each distribution). A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to the shareholders in the calendar year in which the distributions are declared, rather than in the year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Sale of Shares. Upon the sale or other disposition of shares of the Portfolio, or upon receipt of a distribution in complete liquidation of the Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the shareholder with respect to such shares.

Backup Withholding. The Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio and, all redemption payments made to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Tax Treatment of Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by the Portfolio for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Portfolio. If the Portfolio enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Portfolio is exercised, thereby requiring the Portfolio to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Portfolio, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which the Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts generally are treated as 60% long-term (taxed at the 20% long-term capital gains rate) and 40% short-term capital gains or losses ("60/40 treatment"), regardless of the Portfolio's actual holding period for the contract. Also, a section 1256 contract held by the Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), resulting in unrealized gains and losses being treated as though they were realized. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

Generally, hedging transactions undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolio which is taxed as ordinary income when distributed to shareholders.

The Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the amount, character, and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to members and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a Portfolio that did not engage in such hedging transactions.

Tax Treatment of Foreign Currency-Related Transactions. Gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies. The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation - other than a "controlled foreign corporation" as to which the Portfolio is a U.S. shareholder, that in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. If the Portfolio invests in stock of certain foreign investment companies, the Portfolio may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio's investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders.

The Portfolio may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of any foreign investment company in which it invests, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Portfolio's investment company taxable income and net capital gain which, to the extent distributed by the Portfolio as ordinary or capital gain dividends, as the case may be, would not be taxable to the Portfolio. In order to make this election, the Portfolio would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain.

Alternatively, the Portfolio may elect to "mark-to-market" its stock in any PFIC. "Marking to market," in this context, means including in ordinary income each taxable year, the excess, if any, of the fair market value of a PFIC's stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. The Portfolio's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Shareholders. U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

Except as discussed below, if the income from the Portfolio is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, deemed distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, such individual would be subject to U.S. federal income tax on the individual's worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains and redemption payments unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

Under recently enacted legislation, the Portfolio may be able to designate certain distributions as being derived from certain net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision would apply with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008. It should also be noted that the provision would not eliminate all withholding on any distribution by the Portfolio to foreign investors. Distributions that are derived from dividends on corporate stock, distributions by REITs, or from ordinary income other than interest would still be subject to withholding. In addition, the Portfolio may determine that it does wish to entail the costs and expenses of making the allowable designations and satisfying certain related requirements, and in such case any distributions to foreign investors would generally be subject to withholding as described above.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then deemed distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

Foreign Withholding Taxes. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible and may elect to "pass through" to the Portfolio's shareholders the amount of foreign taxes paid by the Portfolio. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass through" for that year. If the Portfolio is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Portfolio will be treated as U.S. source income.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio's income flows through to its shareholders. With respect to the Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolio. Shareholders who are not liable for federal income taxes will not be affected by any such "pass through" of foreign tax credits.

Other Taxes. The Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of the Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

                             SHAREHOLDER INFORMATION

Certificates representing shares of the Portfolio will not be issued to shareholders. Investors Bank, the Fund's Transfer Agent, will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Fund reserves the right to waive the minimum initial investment in the Portfolio.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of the Portfolio by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

                                 TRANSFER AGENT

Investors Bank, 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642, serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Fund.

                                    CUSTODIAN

Investors Bank, 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642, serves as the custodian of the Portfolio's securities and cash.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, PA 19103-2499, serves as an independent registered public accounting firm of the Fund and performs annual audits of the Fund's financial statements.

                                     COUNSEL

Dechert LLP, 30 Rockefeller Plaza, New York, NY, 10112, serves as counsel to the Fund.


                              FINANCIAL STATEMENTS

Financial Statements for the Investor Class and Institutional Class of the International Small Companies Portfolio will be available after the Investor Class and Institutional Class of the International Small Companies Portfolio have completed their first fiscal year.

                         APPENDIX - RATINGS DESCRIPTIONS

STANDARD & POOR'S RATING SERVICE

AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB AND LOWER. Bonds rated BB, B, CCC, CC, C and D are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1. Standard & Poors Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B AND LOWER. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default of there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through C in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

FITCH IBCA, INC.

LONG-TERM RATINGS:
INVESTMENT GRADE

AAA - HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB - SPECULATIVE. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C - HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D - DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%.

SHORT-TERM RATINGS:

F1 - HIGHEST CREDIT QUALITY. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C - HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - DEFAULT. Denotes actual or imminent payment default.

                 APPENDIX - PROXY VOTING POLICIES AND PROCEDURES

I.       STATEMENT OF POLICY

The following are proxy voting policies and procedures adopted for the Harding, Loevner Funds, Inc. (the "Fund") by the Board of Directors of the Fund, and by and for Harding, Loevner Management, L.P. (the "Adviser"), with respect to voting securities held by the Fund and other clients of the Adviser.

The Adviser believes these policies and procedures are reasonably designed to ensure that proxies are voted in the best interest of its clients, including the Fund, in accordance with its fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. The Adviser's authority to vote the proxies of its clients is established by its advisory contracts, and these proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, these proxy voting policies reflect the longstanding fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

It is the policy of the Fund to seek to assure that proxies received by the Fund are voted in the best interests of the Fund's stockholders. These policies and procedures are adopted by the Fund to ensure compliance with Rule 30b1-4 of the Investment Company Act of 1940, as amended, and other applicable obligations of the Fund under the rules and regulations of the Securities and Exchange Commission and interpretations of its staff. The Fund believes that, in proxy voting decisions, as in other investment decisions, the Adviser is in the best position to determine whether a particular proxy proposal is consistent with its philosophy, and therefore generally consistent with the investment objectives of the Fund and the best economic interests of Fund shareholders. Accordingly, the Fund generally delegates all responsibility for proxy voting to the Adviser, provided that the Fund's Board of Directors has the opportunity to periodically review and approve these proxy voting policies and procedures and any material amendments thereto (and that the policy contains provisions to address any material conflicts of interest as described below). The Fund may revoke all or part of this delegation at any time by a vote of the Board of Directors.

II. DEFINITIONS

    A. "Best interest of clients" -- Clients' best economic interests over the long term ~ that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

    B. "Material conflict of interest" -- Circumstances when the Adviser or any member of senior management or a portfolio manager or knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when the Adviser has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of the Adviser.

III. GENERAL VOTING POLICIES

    A. Client's Best Interest. These policies and procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

    B. Shareholder Activism. The Adviser seeks to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, the Adviser may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

    C. Case-by-Case Basis. These policies and procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. The Adviser may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. The Adviser may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

    D. Individualized. These policies and procedures are tailored to suit the Adviser's advisory business and the types of securities portfolios the Adviser manages for its clients. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, the Adviser may vote the same securities differently depending upon clients' directions.

    E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between the Adviser and its respective client(s) is identified, the Adviser will choose among the procedures set forth in Section VII.B below, to resolve such conflict.

    F. Limitations. The circumstances under which the Adviser may take a limited role in voting proxies, include the following:

       1. No Responsibility. The Adviser will not vote proxies for client accounts in which the client contract specifies that the Adviser will not vote. Under such circumstances, the clients' custodians are instructed to mail proxy material directly to such clients.

       2. Limited Value. The Adviser may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

       3. Unjustifiable Costs. The Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

       4. Securities Lending Arrangements. If voting securities are part of a securities lending program, the Adviser may be unable to vote while the securities are on loan.

       5. Share Blocking. Certain jurisdictions may impose share blocking restrictions at various times which may prevent the Adviser from exercising its voting authority. In particular, absent extraordinary circumstances, the Adviser will not vote proxies if doing so will limit the Adviser's ability to sell the security prior to the meeting.

       6. Special Considerations. The Adviser's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that the Adviser vote its proxy in a manner inconsistent with these policies and procedures, the Adviser may follow the client's direction or may request that the client vote the proxy directly.

    G. Sources of Information. The Adviser may conduct research internally and/or use the resources of an independent research consultant. The Adviser may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

IV. SPECIFIC VOTING POLICIES
    A. General Philosophy.

       o Support existing management on votes on the financial statements of a company and the election of the Board of Directors;

       o Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

       o Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

    B. Anti-takeover Measures. The Adviser votes on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

    C. Proxy Contests for Control. The Adviser votes on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management's track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

    D. Contested Elections. The Adviser votes on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Adviser also considers the independence of board and key committee members and the corporate governance practices of the company.

    E. Executive compensation proposals. The Adviser considers such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

    F. Shareholder Proposals. The Adviser considers such proposals on a case-by-case basis. The Adviser supports those proposals which will improve the company's corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

V. AVAILABILITY OF POLICIES AND PROCEDURES/DISCLOSURE OF PROXY VOTING RECORD

    A. With Respect to Non-Fund Clients

    Upon clients request, the Adviser will provide a record of how the client's shares were voted and a current copy of these proxy voting policies and procedures. The previous year's proxy voting records will be furnished unless the client requests otherwise. Clients will direct their requests as follows:

                          In writing:    Harding Loevner Management, LP
                                         50 Division Street, Suite 401
                                         Somerville, NJ 08876
                                         Attention:  Proxy Manager

                          By telephone: 908-218-7900

                          By email to: info@hlmnet.com

    B. With Respect to the Fund

       1. The Fund will disclose this proxy voting policy or a description of it, in the Fund's SAI (beginning with the first annual update filed on or after July 1, 2003). The Fund also will disclose in its SAI (beginning with the first annual update filed on or after August 31, 2004) that information is available regarding how the Fund voted proxies during the most recent twelve-month period ended June 30 without charge, upon request, (i) either by calling a specified toll-free telephone number, or on the Fund's website at a specified address, or both, and (ii) on the Securities and Exchange Commission's website. Upon any request for a proxy voting record by telephone, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

       2. The Fund will disclose in its annual and semi-annual shareholder reports (beginning with the first shareholder report filed after the effective date of the first annual update to the SAI filed on or after July 1, 2003) that this proxy voting policy or a description of it is available without charge, upon request, (i) by calling a specified toll-free telephone number, (ii) on the Fund's website, if applicable, and (iii) on the Commission's website. Upon any request for a proxy voting policy or description of it, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

       3. The Fund also will disclose in its annual and semi-annual shareholder reports (beginning with the first report filed on or after August 31, 2004) that information is available about how the Fund voted proxies, if any, during the most recent twelve-month period ended June 30 without charge, upon request, (i) either by calling a specified toll-free telephone number, or on or through the Fund's website at a specified address, or both, and (ii) on the Commission's website. Upon any request for a proxy voting record by telephone, the Fund will send the policy or a description of it (i.e., a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

       4 . The Fund will file Form N-PX containing its proxy voting record for the most recent twelve-month period ended June 30 with the SEC (beginning August 31, 2004), and will provide a copy of the report (in paper form, online, or by reference to the SEC's website) to shareholders who request it. The Fund will disclose its proxy voting record for the most recent twelve-month period ended June 30 (on Form N-PX or otherwise) to shareholders either in paper form upon request, or on its website (beginning after August 31, 2004).

VI. RESPONSIBILITY AND OVERSIGHT

    An Investment Committee member is responsible for the administration and oversight of the Adviser's proxy voting process. Harding Loevner's Chief Compliance Officer (`CCO') is responsible for working with the Investment Committee member in developing, implementing and updating the Adviser's proxy voting policies and procedures. The Investment Committee member currently designated is Ferrill Roll; the firm's current CCO is Patrice Singleton.

VII. PROCEDURES

    A. Process of Voting Proxies.

    The designated Investment Assistant will monitor upcoming annual and/or extraordinary shareholder meetings via company notices, custodian notices or electronic proxy voting services. Upon receiving notice of an upcoming meeting, the Investment Assistant will review the Proxy Statement, official agenda, and/or other background material, summarize on a Proxy Voting Form (the "Form") and forward the Form and supporting material to the designated Investment Committee member.

    The Investment Committee member will review the Form and supporting material, indicate on the Form how Harding Loevner is to cast its votes on each resolution (adding a written explanation for each vote to be cast in opposition to managements' recommendation), and initial the Form.

    The Investment Assistant will cast votes as indicated on the Form via electronic voting service, or, where necessary, by faxing written voting instructions to the custodian. The Investment Assistant will retain in files all Forms and records of all votes cast at each meeting.

    B. Conflict of Interest

    If the Investment Committee member determines there is, or may be, a material conflict between the Adviser's interest and those of the client, either the Committee member, or a delegated individual, may choose among the following options to deal with the conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote in accordance with the recommendations of an independent service provider that the Adviser may use to assist it in voting proxies; (3) "echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not the Adviser's clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

    The Fund generally delegates all responsibility for resolving material conflicts of interest to the Adviser. Under this delegation, the Adviser may resolve material conflicts of interest in any reasonable manner consistent with the alternative voting procedures described above. The Fund may revoke all or part of this delegation at any time by a vote of the Board of Directors. In the event the Fund revokes its delegation to the Adviser, the Fund will resolve any conflicts of interest in the best interest of the shareholders. In doing so, the Fund may following the procedures described in this Section VII.B.

VIII. RECORDKEEPING

    The Adviser maintains records of proxy votes pursuant to Section 204-2 of the Advisers Act. In addition to SEC requirements, the Adviser maintains, for ERISA accounts, records of proxy votes set out in Department of Labor Bulletin 94-2.

                         HARDING, LOEVNER FUNDS, INC.

-------------------------------------------------------------------------------

                           Part C: OTHER INFORMATION

ITEM 23.         EXHIBITS

   (a) Articles of Incorporation, dated July 31, 1996 (previously filed in Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) are incorporated herein by reference.

   (a) (1) Articles Supplementary, dated August 4, 2005 (previously filed in Post-Effective Amendment No.16 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) incorporated herein by reference.

   (b) (1) By-laws (previously filed in Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) are incorporated herein by reference.

   (b) (2)  Amended and Restated By-Laws (previously filed in the
            Post-Effective Amendment No.17 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) are incorporated herein by reference.

   (c)      Not applicable.

   (d) (1) Advisory Agreement, dated October 14, 1996, between the Registrant (International Equity Portfolio) and Harding, Loevner Management, L.P. (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (d) (2)  Advisory Agreement, dated October 14, 1996, between the
            Registrant (Global Equity Portfolio) and Harding, Loevner Management, L.P. (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (d) (3) Advisory Agreement, dated October 14, 1996, between the Registrant (Emerging Markets Portfolio) and Harding, Loevner Management, L.P. (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (d) (4) Advisory Agreement between the Registrant (Institutional Emerging Markets Portfolio) and Harding, Loevner Management, L.P., dated July 25, 2005 is filed herein.

   (d) (5) Form of Advisory Agreement between the Registrant (International Small Companies Portfolio) and Harding, Loevner Management, L.P. is filed herein.

   (e) (1) Distribution Agreement, dated October 1, 2001, between Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No.9 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (f)      Not applicable.

   (g) (1) Custodian Agreement, dated June 10, 1999, between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.5 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (g) (2) Letter Amendment to the Custodian Agreement, dated April 15, 2003, between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.11 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (g) (3) Amendment to the Custodian Agreement between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.12 to Registrants Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (g) (4) Form of Amendment to the Custodian Agreement, dated December 7, 2006, between Registrant and Investors Bank & Trust Company is filed herein.

   (h) (1) Administration Agreement, dated June 10, 1999, between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.5 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (h) (2) Amendment to Administration Agreement between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.12 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (h) (3) Form of Amendment to Administration Agreement, dated December 7, 2006, between Registrant and Investors Bank & Trust Company is filed herein.

   (h) (4) Transfer Agency and Service Agreement, dated June 10, 1999, between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.5 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (h) (5) Amendment to Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company (previously filed in Post -Effective Amendment No.12 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (h) (6) Form of Amendment to Transfer Agency and Service Agreement, dated December 7, 2006, between Registrant and Investors Bank & Trust Company is filed herein.

   (h) (7) Anti-Money Laundering Agreement between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.18 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

   (i)      Not Applicable.

   (j) (1)  Not Applicable.

   (j) (2) Power of Attorney on behalf of Raymond J. Clark, R. Kelly Doherty, Jane A. Freeman, David R. Loevner and Samuel R. Karetsky (previously filed in the Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (k)      None.

   (l) (1) Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the International Equity Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341,
            811-07739) is incorporated herein by reference.

   (l) (2) Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Emerging Markets Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (l) (3) Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Global Equity Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (m) (1) Form of Distribution Plan with respect to the Investor Class is filed herein.

   (m) (2) Shareholder Servicing Plan with respect to the Investor Class is filed herein.

   (m) (3) Shareholder Servicing Plan with respect to the Investor Class (previously filed in Post-Effective Amendment No.14 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

   (n) Form of Multiple Class Expense Allocation Plan (Rule 18f-3) is filed herein.

   (o)      None.

   (p) (1) Amended Code of Ethics of Harding, Loevner Management, L.P. and Harding, Loevner Funds, Inc. (previously filed in Post-Effective Amendment No.18 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

GLOBAL EQUITY PORTFOLIO--INSTITUTIONAL CLASS

                                                                 AMOUNT AND NATURE OF            PERCENT OF
TITLE OF CLASS         NAME AND ADDRESS OF BENEFICIAL OWNER      BENEFICIAL OWNERSHIP            PORTFOLIO
--------------         ------------------------------------      --------------------            ---------
Common Stock,          William T. Grant Foundation               346,400.762 shares              26.72%
$.001 per Share        570 Lexington Avenue 18th Floor           Direct Ownership
                       New York, NY 10022

EMERGING MARKETS PORTFOLIO

                                                                 AMOUNT AND NATURE OF            PERCENT OF
TITLE OF CLASS         NAME AND ADDRESS OF BENEFICIAL OWNER      BENEFICIAL OWNERSHIP            PORTFOLIO
--------------         ------------------------------------      --------------------            ---------
Common Stock,          Charles Schwab & Co Inc                   27,107,795.33 shares            74.80%
$.001 per Share        Special Custody Account for the           Direct Ownership
                       Exclusive Benefit of Customers
                       Attn: Mutual Funds
                       101 Montgomery Street
                       San Francisco, CA 94104

INTERNATIONAL EQUITY PORTFOLIO--INSTITUTIONAL CLASS

                                                                 AMOUNT AND NATURE OF            PERCENT OF
TITLE OF CLASS         NAME AND ADDRESS OF BENEFICIAL OWNER      BENEFICIAL OWNERSHIP            PORTFOLIO
--------------         ------------------------------------      --------------------            ---------
Common Stock,          Wilmington Trust Company Tr.              4,716,714.64 shares             25.65%
$.001 per Share        U/A DTD 12/1/75                           Direct Ownership
                       AGT W/Longwood Gardens, Inc.
                       A/C 10121-6 TRUST
                       P.O. Box 8882 ATTN: Mutual Funds Wilmington, DE
                       19899-8882

ITEM 25. INDEMNIFICATION

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act"). In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by itself is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Harding, Loevner Management, LP (the "Investment Adviser") is a company organized under the laws of the State of New Jersey and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-36845).

ITEM 27. PRINCIPAL UNDERWRITER

(a) Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

AIP Alternative Strategies Funds
AIP - Variable Insurance Trust
AIP - UNDERLYING FUNDS TRUST
AIP - UNDERLYING FUNDS TRUST
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust Allegiance Fund
Appleton Group
Ascentia Long/Short Fund
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds
Capital Advisors Funds
CastleRock Fund
Chase Funds
Cookson Peirce
Counterpoint Select Fund
Country Funds
Cullen Funds
Duncan-Hurst Funds
Edgar Lomax Value Fund
Everest Funds
Fairholme Fund
FFTW Funds, Inc.
FIMCO Funds
First American Funds, Inc.
First Amer Investment Funds, Inc.
First Amer Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hester Total Return Fund
High Pointe Funds
Hodges Fund
Hotchkis and Wiley Funds
Intrepid Capital Management
Jacob Internet Fund Inc.
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Keystone Mutual Funds
Kiewit Investment Fund L.P.
Kirr Marbach Partners Funds, Inc
Leader Short Term Bond Fund
Lighthouse Capital Management
LKCM Funds
M.D. Sass
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
Midanek/Pak Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Mutuals.com
Mutuals.com Vice Fund
Nicholas Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
Phocas Financial Funds
PIA Funds
PIC Funds
Portfolio 21
Primecap Odyssey Funds
Prudent Bear Funds, Inc.
Purisima Funds
Quaker Investment Trust
Rainier Funds
Rigel Capital, LLC
Rockland Small Cap Growth Fund
Sincere Small Cap Fund
Skyhawk Small Cap Fund
Snow Fund
Stephens Management Co.
Structured Investment Fund
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
TIFF Investment Program, Inc.
Tygh Capital Management
Villere Fund
Women's Equity Fund
WY Funds

(b) Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

            CRD # on Form BD
            ------------------
            103848

(c)         Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  Harding, Loevner Management, L.P.
                  50 Division Street, Suite 401
                  Somerville, NJ  08876

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 19 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to be signed on its behalf by the undersigned, duly authorized, in the City of Somerville, State of New Jersey on the 8th day of January, 2007.




                                           HARDING, LOEVNER FUNDS, INC.

                                           By: */s/ David R. Loevner
                                               -----------------------------
                                               David R. Loevner, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of January, 2007.

SIGNATURE                                           TITLE
---------                                           -----

*/s/ David R. Loevner                      Director and President
-----------------------------
David R. Loevner

*/s/ Jane A. Freeman                       Director
-----------------------------
Jane A. Freeman

/s/ Richard Reiter                         Chief Financial Officer and Treasurer
-----------------------------
Richard Reiter

*/s/ Samuel R. Karetsky                    Director
-----------------------------
Samuel R. Karetsky

*/s/ Raymond J. Clark                      Director
-----------------------------
Raymond J. Clark

*/s/ R. Kelly Doherty                      Director
-----------------------------
R. Kelly Doherty

/s/ Richard Reiter
-----------------------------
Richard Reiter
* Attorney-in-Fact

                          HARDING, LOEVNER FUNDS, INC.

                                 EXHIBIT INDEX

 NO.                              EXHIBIT
-------------------------------------------------------------------------------

(d)(4)      Advisory Agreement (Institutional Emerging Markets Portfolio)
(d)(5)      Form of Advisory Agreement (Institutional Small Companies Portfolio)
(g)(4)      Form of Amendment to the Custodian Agreement dated December 7, 2006
(h)(3)      Form of Amendment to Administration Agreement dated December 7, 2006
(h)(6)      Form of Amended Transfer Agency Agreement dated December 7, 2006
(m)(1)      Form of Distribution Plan
(m)(2)      Shareholder Servicing Plan
(n)         Form of Multiple Class Expense Allocation Plan